UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Variable Insurance Fund - International Portfolio	Shares	Market Value (000)
COMMON STOCKS (94.0%)

Australia (2.5%)
BHP Billiton Ltd.	311,000	$3,235
Woolworths Ltd.	265,100	2,615
National Australia Bank Ltd.	81,000	1,583
Telstra Corp. Ltd.	395,000	1,330
News Corp. Ltd. Pfd.	86,000	678
Commonwealth Bank of Australia	29,000	634
Leighton Holdings Ltd.	62,000	430

		10,505

Austria (0.2%)
Telekom Austria AG	47,000	658

Belgium (0.2%)
Groupe Bruxelles Lambert SA	10,000	697

Brazil (1.2%)
Petrol Brasil Series A ADR	85,200	2,720
Companhia Vale do Rio Doce ADR	65,400	1,259
Tele Norte Leste Participacoes ADR	49,700	658
Brasil Telecom SA	152,000,000	606

		5,243

China (1.5%)
China Petroleum & Chemical Corp.	4,560,000	1,857
* Ping An Insurance (Group) Co. of China Ltd.	1,157,500	1,700
CNOOC Ltd.	3,188,500	1,666
China Oilfield Services Ltd.	2,686,000	792
Zhejiang Expressway Co., Ltd.	540,000	353

		6,368

Denmark (0.5%)
Danske Bank A/S	83,720	2,201

Finland (0.9%)
Nokia Oyj	286,676	3,945

France (9.6%)
Total SA	27,400	5,581
Suez SA	249,000	5,338
L'Air Liquide SA (Registered)	22,000	3,451
Pernod Ricard SA	23,760	3,155
Societe Generale Class A	32,800	2,903
L'Oreal SA	43,500	2,850
PSA Peugeot Citroen	44,500	2,741
* Vivendi Universal SA	101,000	2,588
Sanofi-Aventis	32,370	2,348
BNP Paribas SA	29,500	1,905
Essilor International SA	29,300	1,883
Imerys SA	25,920	1,724
Veolia Environnement	57,928	1,667
Thales SA	32,000	1,065
Publicis Groupe SA	32,266	924
LVMH Louis Vuitton Moet Hennessy	10,000	668

		40,791

Germany (3.9%)
Siemens AG	57,000	4,192
SAP AG	17,990	2,795
Porsche AG	3,915	2,544
Adidas-Salomon AG	17,070	2,382
Bayerische Motoren Werke AG	32,320	1,329
Metro AG	27,000	1,205
Deutsche Bank AG	14,170	1,018
RWE AG	19,970	954

		16,419

Greece (0.1%)
Greek Organization of Football Prognostics	23,400	453

Hong Kong (2.0%)
Swire Pacific Ltd. A Shares	295,000	2,052
Jardine Matheson Holdings Ltd.	116,400	1,641
Cheung Kong Holdings Ltd.	120,000	1,027
Li & Fung Ltd.	678,000	974
Sun Hung Kai Properties Ltd.	94,000	886
Boc Hong Kong Holdings Ltd.	467,500	854
Hong Kong Exchanges & Clearing Ltd.	370,000	842
Hang Seng Bank Ltd.	36,000	480

		8,756

India (1.2% )
(2)State Bank of India Warrants Exp. 12/23/2005	139,000	1,428
(2)Zee Telefilm Warrants Exp. 5/19/2006	297,417	994
(2)ICICI Bank Ltd. Warrants Exp. 4/13/2005	82,000	514
(2)Merrill Lynch Ltd.-Oil and Natural Gas Corp Warrants Exp. 3/9/2009	30,826	504
(2)Canara Bank Ltd. Warrants Exp. 8/25/2006	147,400	501
(2)Oriental Bank of Commerce Warrants Exp. 8/8/06	82,300	437
(2)State Bank of India Warrants Exp. 1/5/2006	35,216	359
(2)ICICI Bank Ltd. Warrants Exp. 1/27/2009	30,596	192

		4,929

Indonesia (0.6%)
PT Hanjaya Mandala Sampoerna Tbk	1,220,000	812
PT Telekomunikasi Indonesia Tbk	1,258,000	570
PT Bank Danamon Tbk	1,391,000	566
PT Gudang Garam Tbk	329,154	467

		2,415

Ireland (2.9%)
Allied Irish Banks PLC (UK Shares)	302,000	5,030
Bank of Ireland (UK Shares)	195,523	2,632
CRH PLC	78,800	1,884
Allied Irish Banks PLC	96,049	1,610
* Ryanair Holdings PLC ADR	31,278	913
Bank of Ireland	20,477	276

		12,345

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	60,400	1,567

Italy (3.4%)
Telecom Italia SpA	2,197,000	6,781
ENI SpA	132,000	2,958
Riunione Adriatica di Sicurta SpA	98,380	1,890
Snam Rete Gas SpA	370,000	1,788
Unicredito Italiano SpA	254,200	1,282

		14,699

Japan (21.6%)
Toyota Motor Corp.	211,800	8,110
East Japan Railway Co.	1,210	6,258
Mitsui & Co., Ltd.	732,000	6,130
Ricoh Co.	309,000	5,817
Canon, Inc.	85,400	4,014
KDDI Corp.	665	3,228
Mitsubishi Corp.	280,000	3,026
Yamanouchi Pharmaceuticals Co., Ltd.	87,000	2,810
Takeda Chemical Industries Ltd.	59,000	2,677
Asahi Glass Co., Ltd.	247,000	2,248
Japan Tobacco, Inc.	255	2,133
Nomura Holdings Inc.	163,000	2,093
Kao Corp.	93,000	2,055
Nippon Telegraph and Telephone Corp.	498	1,984
Ito-Yokado Co., Ltd.	57,000	1,955
Konica Minolta Holdings, Inc.	138,000	1,887
Keyence Corp.	8,600	1,809
Kyocera Corp.	25,500	1,793
Sumitomo Realty & Development Co.	157,000	1,674
Nitto Denko Corp.	36,000	1,656
Daito Trust Construction Co., Ltd.	40,000	1,619
Sankyo Co., Ltd.	40,800	1,610
Mitsui Sumitomo Insurance Co.	195,000	1,608
Takashimaya Co.	191,000	1,589
Sumitomo Electric Industries Ltd.	164,000	1,455
Mabuchi Motor Co.	19,500	1,398
(2)Nippon Television Network Warrants Exp. 1/19/07	9,000	1,360
Bridgestone Corp.	72,000	1,336
* UFJ Holdings Inc.	281	1,231
Rohm Co., Ltd.	12,200	1,226
Tokyu Corp.	262,000	1,193
SMC Corp.	12,300	1,177
Nippon Unipac Holding	260	1,139
Mitsui Osk Lines Ltd.	187,000	1,122
Yamada Denki Co., Ltd.	28,000	965
Murata Manufacturing Co., Ltd.	20,000	962
Mitsubishi Electric Corp.	199,000	944
Honda Motor Co., Ltd.	18,000	872
Omron Corp.	39,000	862
Denso Corp.	36,000	851
Mitsui Chemicals, Inc.	160,000	790
Nippon Television Network Corp.	5,040	762
West Japan Railway Co.	180	702
Promise Co., Ltd.	8,000	523
JSR Corp.	32,000	517
Marui Co., Ltd.	41,000	515
Acom Co., Ltd.	8,000	495
NGK Spark Plug Co.	14,000	146
* Electric Power Development Co., Ltd.	4,800	118
Toho Co., Ltd.	5,600	80

		92,524

Mexico (0.5%)
America Movil SA de CV Series L ADR	39,200	1,530
Fomento Economico Mexicano, SA de CV ADR	18,000	795

		2,325

Netherlands (1.9%)
TPG NV	186,000	4,544
Unilever NV	39,000	2,244
Verenigde Nederlandse Uitgeversbedrijven NV	42,656	1,097
Oce NV	26,575	415

		8,300

Russia (0.7%)
* OAO Lukoil Holding Sponsored ADR	18,500	2,308
* Mobile Telesystems	5,800	841

		3,149

Singapore (0.4%)
Noble Group Ltd.	760,000	524
DBS Group Holdings Ltd.	54,000	513
Keppel Corp., Ltd.	85,000	399
Venture Corp. Ltd.	38,000	372

		1,808

South Africa (0.5%)
Sasol Ltd.	82,600	1,537
Anglo American Platinum Corp.	10,800	454

		1,991

South Korea (3.0%)
* Samsung Electronics Co., Ltd.	11,700	4,654
Hyundai Motor Co. Ltd.	52,000	2,398
Shinsegae Co., Ltd.	7,000	1,863
Shinhan Financial Group Ltd.	78,000	1,348
Hana Bank	55,000	1,309
(2)Samsung Elecronics Co., Ltd. GDR	6,300	1,247

		12,819

Spain (1.1%)
Altadis SA	60,000	2,042
Banco Popular Espanol SA	34,245	1,903
Industria de Diseno Textil SA	33,801	835

		4,780

Sweden (2.3%)
Atlas Copco AB A Shares	71,410	2,746
Skandinaviska Enskilda Banken AB A Shares	132,400	2,046
Sandvik AB	52,240	1,805
SKF AB B Shares	46,211	1,755
* Telefonaktiebolaget LM Ericsson AB Class B	363,741	1,129
Svenska Handelsbanken AB A Shares	22,000	461

		9,942

Switzerland (4.1%)
Nestle SA (Registered)	23,400	5,359
* ABB Ltd.	481,380	2,938
Cie. Financiere Richemont AG	101,000	2,795
UBS AG (Registered)	38,570	2,715
Adecco SA (Registered)	52,880	2,626
Zurich Financial Services AG	9,000	1,283

		17,716

Taiwan (0.7%)
Hon Hai Precision Industry Co., Ltd.	520,949	1,794
Quanta Computer Inc.	742,789	1,279

		3,073

United Kingdom (26.1%)
Tesco PLC	2,538,000	13,101
Vodafone Group PLC	4,493,600	10,754
Royal Bank of Scotland Group PLC	301,100	8,696
Shell Transport & Trading Co. PLC	1,119,000	8,211
Signet Group PLC	2,502,000	5,184
Kingfisher PLC	876,000	4,886
BG Group PLC	700,000	4,699
Centrica PLC	964,000	4,379
GlaxoSmithKline PLC	171,000	3,685
Cadbury Schweppes PLC	475,000	3,653
HBOS PLC	266,000	3,591
Brambles Industries PLC	694,000	3,224
Compass Group PLC	681,200	2,718
Carnival PLC	46,315	2,277
Imperial Tobacco Group PLC	94,000	2,048
Prudential PLC	249,000	2,030
Kidde PLC	899,600	2,010
National Grid Transco PLC	238,000	2,008
Premier Farnell PLC	555,000	1,941
Reckitt Benckiser PLC	74,200	1,818
Barclays PLC	185,500	1,779
AstraZeneca Group PLC	39,000	1,598
Standard Chartered PLC	84,400	1,449
Next PLC	46,000	1,359
Hilton Group PLC	265,000	1,327
* Cairn Energy PLC	47,363	1,243
Wolseley PLC	72,000	1,229
Rexam PLC	159,781	1,224
Man Group PLC	53,000	1,140
Bunzl PLC	143,000	1,077
Provident Financial PLC	103,200	1,052
Johnson Matthey PLC	60,219	1,041
Abbey National PLC	95,000	963
IMI PLC	148,000	953
Kesa Electricals PLC	179,600	920
Royal & Sun Alliance Insurance Group PLC	658,000	851
GKN PLC	210,400	818
British Sky Broadcasting Group PLC	83,000	720

		111,656

TOTAL COMMON STOCKS
(Cost $351,965)		402,074

TEMPORARY CASH INVESTMENTS (12.3%)

Money Market Fund (11.9%)
Vanguard Market Liquidity Fund, 1.74%**	51,067,458	51,067,458
	Face
	Amount
	(000)

U.S. Agency Obligation (0.4%)
Federal National Mortgage Assn.***
(1)1.48%, 10/13/2004	$1,500	1,500

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $52,567)		52,567

TOTAL INVESTMENTS (106.3%)
(Cost $404,532)		454,641

OTHER ASSETS AND LIABILITIES-NET (-6.3%)		(27,089)

NET ASSETS (100%)		$427,552

    *Non-income-producing security.
   ** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
*** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1) Security segregated as initial margin for open futures contracts.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $7,536,000, representing 1.8% of net assets.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Securities Investments: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $404,532,000. Net unrealized appreciation of investment securities for tax purposes was $50,109,000, consisting of unrealized gains of $62,764,000 on securities that had risen in value since their purchase and $12,655,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 8.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	689	$14,081	($109)
Topix Index	44	4,410	(158)

Forward currency contracts are valued at their quoted daily settlement prices. At September 30, 2004, the fund had open forward currency contracts to receive and deliver currencies as follows:

		(000)
		Contract Amount			Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation)

12/22/2004	USD	14,162	EUR	11,406	$177
12/15/2004	USD	4,577	JPY	502,480	(42)

EUR-Euro.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.